Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair Value of Common Stock Warrant Liability Calculated Using a Monte Carlo Valuation Model Classified as Level 3 in Fair Value Hierarchy
The following is a rollforward of the fair value of Level 3 warrants:

Nine months ended September 30, 2017 (in thousands)
Balance December 31, 2016	$1,843
Change in fair value	(1,469)
Exercise of warrants	(368)
Ending balance as of September 30, 2017	$6

The following is a rollforward of the fair value of Level 3 warrants:

(in thousands)
July 26, 2016 warrant issuance	$1,883
November 3, 2016 warrant issuance	778
Change in fair value	(818)
Ending balance December 31, 2016	1,843
Change in fair value	(1,475)
Exercise of warrants	(368)
Ending balance as of December 31, 2017	$—

Summary of Fair Value Assumptions Used in Calculation of Monte Carlo Valuation Model
Fair values were calculated using the following assumptions:

	As of Dec. 31, 2016	As of date of exercise
Risk-free interest rates, adjusted for continuous compounding	1.47/1.96%	1.45-1.99%
Term (years)	3.1/5.3	2.84-5.50
Expected volatility	55.3/49.8%	49.9-58.5%
Dates and probability of future equity raises	various	various

Fair values were calculated using the following assumptions:

	July 26, 2016	Nov. 3, 2016	Dec. 31, 2016
Risk-free interest rates, adjusted for continuous compounding	0.94%	1.33%	1.47/1.96%
Term (years)	3.5	5.5	3.1/5.3
Expected volatility	78%	41.4%	55.3/49.8%
Dates and probability of future equity raises	various	various	various